Non Cash-Items (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 01, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other Significant Noncash Transactions [Line Items]
Marked to market gain/(loss) of listed investments		$ 6.9	[1]	$ (1.3)	[1]	$ 18.7	[1]
Shares issued on acquisition (refer note 3(b))	127.3
Yanfolila and Hummingbird
Other Significant Noncash Transactions [Line Items]
Disposal value for acquisition		5.1
Yanfolila
Other Significant Noncash Transactions [Line Items]
Disposal group (refer note 3(c))		(16.0)
Yilgarn South
Other Significant Noncash Transactions [Line Items]
Shares issued on acquisition (refer note 3(b))				127.3
Sibanye Gold Limited [Member]
Other Significant Noncash Transactions [Line Items]
Spin-off (refer note 9.1), excluding cash transferred				927.3
Hummingbird
Other Significant Noncash Transactions [Line Items]
Acquisition of investment (refer note 3(c))		$ 21.1

[1]	Includes deferred tax of $nil (2013: $1.7 million and 2012: $1.0 million).